Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Communication Services Portfolio - VIP Communication Services Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871